Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 346,132	¥ 290,340	¥ 317,376
Adjustment to Net Income	(7)	0	0
Net income used to calculate basic earnings per share	346,125	290,340	317,376
Adjustment to Net Income	7	0	0
Net income used to calculate diluted earnings per share	¥ 346,132	¥ 290,340	¥ 317,376
Weighted-average shares	1,159,367	1,180,356	1,203,452
Effect of dilutive securities
Stock compensation	1,943	1,589	1,400
Weighted-average shares for diluted EPS computation	1,161,310	1,181,945	1,204,852
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 298.55	¥ 245.98	¥ 263.72
Diluted	¥ 298.05	¥ 245.65	¥ 263.42